Trade accounts receivables (Details) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020
Trade receivables
Trade accounts receivables	€ 132,078	€ 79,005	[1]
Milestones and significant invoiced prepayments	€ 40,400	€ 2,300
Minimum
Trade receivables
Expected credit loss rate	0.024%	0.004%
Maximum
Trade receivables
Expected credit loss rate	21.80%	5.114%
Gross/Acquisition and manufacturing costs | Not past due
Trade receivables
Trade accounts receivables	€ 95,556	€ 54,855
Gross/Acquisition and manufacturing costs | 0-30 days
Trade receivables
Trade accounts receivables	31,222	13,284
Gross/Acquisition and manufacturing costs | 31-120 days
Trade receivables
Trade accounts receivables	5,164	5,489
Gross/Acquisition and manufacturing costs | More than 120 days
Trade receivables
Trade accounts receivables	2,236	6,159
Accumulated impairment
Trade receivables
Trade accounts receivables	(2,100)	(782)
Accumulated impairment | Specific default risk
Trade receivables
Trade accounts receivables	(1,584)
Accumulated impairment | Expected credit risk in accordance with IFRS 9
Trade receivables
Trade accounts receivables	(516)	(332)
Accumulated impairment | Not past due
Trade receivables
Trade accounts receivables		(2)
Accumulated impairment | 0-30 days
Trade receivables
Trade accounts receivables	(30)	(9)
Accumulated impairment | 31-120 days
Trade receivables
Trade accounts receivables	(89)	(60)
Accumulated impairment | More than 120 days
Trade receivables
Trade accounts receivables	€ (1,981)	€ (711)

[1]	Includes the impacts of the IFRIC final agenda decisions of April 2021 of benefits to periods of service, as described in Note 2 “First time adoption of new accounting standards in the financial year 2021”